Note 2 - Securities (Details Textual)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	$ 471,000	$ 94,000
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Number of Positions	42	24
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 5,184,000	$ 4,943,000
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Number of Positions	192	194
Debt Securities, Available-for-Sale, Allowance for Credit Loss	$ 0	$ 0
Proceeds from Sale of Debt Securities, Available-for-Sale	0	5,091,000
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Amortized Cost, Sold		5,500,000
Debt Securities, Available-for-Sale, Realized Gain (Loss)	0	(399,000)
Equity Securities, FV-NI	268,000	322,000
Asset Pledged as Collateral [Member]
Debt Securities, Available-for-Sale, Amortized Cost, Excluding Accrued Interest, after Allowance for Credit Loss	$ 73,585,000	$ 85,485,000